Related Party Transactions	6 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions

Note 10 – Related party transactions

Other payables – related party

The balance represents the rent payable to Mr. Weili He, the Company's former Chief Financial Officer ("CFO") who collectively held less than 5% of the Company ordinary shares currently.

Other payables – related party consisted of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Weili He	$10,711	$10,711